Document and Entity Information	Oct. 30, 2025
Prospectus Line Items
Document Type	497
Document Period End Date	Oct. 30, 2025
Entity Central Index Key	0000945908
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Investment Company Type	N-1A